Share based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share based compensation
Note 22 - Share Based Compensation
Share Options
We have adopted a long-term Share Option Scheme (the "Borr Scheme"). The Borr Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company, to employees and directors of the Company or its subsidiaries. Options granted under the Borr Scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date have five-year terms and have various vesting profiles, which range over one year to four year periods. The total number of shares authorized by the Board to be issued under the Borr Scheme is 15,987,000.
Share-based payment charges for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Share-based payment charge	6.1	4.6	2.1
Details regarding share option issuances for the year ended December 31, 2024, 2023 and 2022 are as follows:

Grant Date	Number of Share Options Issued	Exercise Price (1)	Share Price Grant Date
September 2024	2,990,000	6.68	6.07
November 2023	2,100,000	6.65	6.19
September 2022	1,333,334	4.00	3.96
September 2022	1,333,333	4.75	3.96
September 2022	1,333,333	5.50	3.96
(1) Exercise price at grant date.
The fair values of the options issued in 2024, 2023 and 2022 were calculated at $5.6 million, $5.5 million and $8.0 million respectively, and are recognized as "General and administrative expenses" or "Rig operating and maintenance expenses" over the vesting period, based on the employee's profit center, in the Consolidated Statements of Operations.
The table below sets forth the number of share options and weighted average fair value price for the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Outstanding at January 1	10,689,698	1.48	9,445,006	1.19	5,670,000	0.64
Granted during the year	2,990,000	1.88	2,100,000	2.63	4,000,000	2.00
Exercised during the year	(901,372)	1.08	(410,302)	0.47	—	—
Forfeited during the year	(80,000)	0.53	(217,506)	0.88	(11,250)	2.68
Expired during the year	(60,000)	1.29	(227,500)	2.29	(213,744)	1.78
Outstanding at December 31	12,638,326	1.61	10,689,698	1.48	9,445,006	1.19
The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model using the following inputs:

	2024	2023	2022
Expected future volatility	45%	59%	76%
Expected dividend rate	—%	—%	—%
Risk-free rate	3.8% to 4.0%	4.3% to 4.8%	3.4% to 3.5%
Expected life after vesting	3.0 years	3.3 years	3.5 years
In February 2024, the Company retrospectively amended its Borr Scheme to reduce the exercise price by the amount of dividends or other capital distributions declared by the Company on a per share basis, effectively offering option holders with dividend protection resulting in zero expected dividend rate.
The volatility was derived by using an average of the (i) historic volatility of the Company’s shares since listing on the Oslo Stock Exchange, (ii) peer group volatility and (iii) Oslo Energy sector index volatility.
The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)
Outstanding at January 1	10,689,698	4.11	9,445,006	4.48	5,670,000	5.66
Granted during the year	2,990,000	6.68	2,100,000	6.65	4,000,000	4.75
Exercised during the year	(901,372)	2.42	(410,302)	2.00	—	—
Forfeited during the year	(80,000)	1.68	(217,506)	3.77	(11,250)	48.70
Expired during the year	(60,000)	34.68	(227,500)	46.92	(213,744)	38.47
Outstanding at December 31	12,638,326	4.44	10,689,698	4.11	9,445,006	4.48
Exercisable at December 31	3,291,676	2.28	1,313,036	3.51	271,250	45.00
The aggregate intrinsic value for the outstanding share options as of December 31, 2024 and 2023 is $8.9 million and $36.3 million, respectively. The aggregate intrinsic value for the exercisable share options as of December 31, 2024 and 2023 is $5.3 million and $6.7 million, respectively. The total intrinsic value for the share options exercised during the year ended December 31, 2024 and 2023 was $3.2 million and $2.2 million, respectively.
Weighted average remaining life for the vested options as at December 31, 2024, 2023 and 2022 were 1.96 years, 2.54 years and 0.71 years respectively.
Performance Stock Units
Pursuant to the Long Term Incentive Plan ("LTIP"), we granted 250,000 Performance Stock Units ("PSUs") to our Chief Executive Officer ("CEO") during the year ended December 31, 2024. The PSUs will vest in full on December 31, 2026 depending on the total shareholder return performance of the Company over the period between award and vesting versus a certain set of industry peers and are conditional on the recipient continuing to serve as an executive at the date of vesting.
We granted 500,000 PSUs to our CEO during the year ended December 31, 2022. The PSUs will vest in full on September 1, 2025 depending on certain performance criteria linked to the closing share price. Pay out of the award is subject to reaching $10.00 per share on 75% of the days in the third quarter of 2025, prior to September 1, 2025 and are conditional on the recipient continuing to serve as an executive at the date of vesting.
PSUs expense for the year ended December 31, 2024, 2023 and 2022 was $0.8 million, $0.3 million and $0.1 million, respectively.
The table below sets forth the number of PSUs and weighted average fair value price for the years ended December 31, 2024 and 2022:

	2024		2022
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1	500,000	2.02	—	—
Granted during the year	250,000	8.64	500,000	2.02
Vested during the year	—	—	—	—
Forfeited during the year	—	—	—	—
Expired during the year	—	—	—	—
Non-vested at December 31	750,000	4.23	500,000	2.02
No PSUs were granted during the year ended December 31, 2023.
The fair values of the PSUs issued in 2024 and 2022 were calculated at $2.2 million and $1.0 million, respectively, and are recognized in "General and administrative expenses" over the vesting period in the Consolidated Statements of Operations.
The fair value of PSUs is measured at grant date using the Monte Carlo simulation model using the following inputs:

	2024	2022
Expected future volatility	52%	81%
Share price at valuation date	$6.81	$3.96
Expected dividend rate	6.2%	—%
Risk-free rate	4.23%	3.54%
The 2024 volatility was derived by using an average of the (i) historic volatility of the Company’s shares since listing on the New York Stock Exchange and (ii) peer group volatility. The 2022 volatility was derived by using an average of the (i) historic volatility of the Company’s shares since listing on the New York Stock Exchange, (ii) peer group volatility and (iii) Oslo Energy sector index volatility.
Restricted Stock Units
We granted 136,610 Restricted Stock Units ("RSUs") to our directors and 750,000 to our CEO for a total of 886,610 RSUs during the year ended December 31, 2024. The directors' RSUs will vest in full on September 30, 2025 and are conditional on the recipients continuing to serve as a director at the date of vesting and the CEO's RSUs will vest in December 31, 2025 and December 31, 2026 and are conditional on the recipient continuing to serve as an executive at the date of vesting. We granted 112,780 RSUs to our directors during the year ended December 31, 2023 and these RSUs vested in full on September 30, 2024. We granted 88,584 RSUs to our directors during the year ended December 31, 2022 and these RSUs vested in full on September 30, 2023.
RSUs expense for the years ended December 31, 2024, 2023 and 2022 was $2.2 million, $0.5 million and $0.1 million, respectively.
The table below sets forth the number of RSUs and weighted average fair value price for the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1	112,780	6.19	88,584	5.08	—	—
Granted during the year	886,610	5.79	112,780	6.19	88,584	5.08
Vested during the year	(112,780)	6.19	(88,584)	5.08	—	—
Non-vested at December 31	886,610	5.79	112,780	6.19	88,584	5.08
The aggregate intrinsic value for the non-vested RSUs as of December 31, 2024 and 2023 is $3.5 million and $0.8 million, respectively. The total intrinsic value for the RSUs vested during the year ended December 31, 2024 and 2023 was $0.4 million and $0.6 million, respectively.
The fair value of the RSUs issued in 2024, 2023 and 2022 is calculated at $5.1 million, $0.7 million and $0.5 million and is recognized in "General and administrative expenses" over the vesting period in the Consolidated Statements of Operations.
The fair value of the RSUs is estimated using the closing market price of our stock at grant date adjusted by the expected dividend rate.